Deposits from banks (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits from banks [Abstract]
Demand deposits	R$ 1,139,729	R$ 1,030,292
Interbank deposits	410,975	2,168,625
Securities sold under agreements to repurchase	190,911,877	233,467,544
Borrowings	29,681,340	18,521,713
Onlending	25,170,058	30,769,294
Total	R$ 247,313,979	R$ 285,957,468